Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	0001110502
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004198
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Market Cycle Fund
Trading Symbol	HSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, our most reliable equity market valuation measures reached the steepest extreme in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Amid extreme valuations and divergent market behavior, the Fund maintained a defensively hedged investment stance, consistent with its long-term, full-cycle, risk-managed discipline. The 0.08% total return of the Fund reflected this stance.

The Advisor continues to believe the U.S. stock market is tracing out the extended peak of the third great speculative bubble in U.S. history. From January 4, 2022 through December 31, 2024, the equal-weighted S&P 500 Index outpaced Treasury bill returns by just 0.4%. The Russell 2000 Index materially lagged T-bill returns. The stronger performance of the capitalization-weighted S&P 500 was dominated by a small number of extremely large glamour technology companies.

Every bubble in U.S. history has featured similar “two-tiered” behavior. In our view, the danger is not the belief in a “new era” of innovation, but the failure to recognize that the entire history of entrepreneurial capitalism is made of nothing other than the continuous emergence of “new eras,” in which most of the gains eventually emerge as benefits to individuals in the form of convenience, utility, improved customer experience, new forms of activity, and other intangibles, rather than permanently outsized profitability.

The following equity holdings had gains in excess of $2 million in the six months ended December 31, 2024: IonQ, AppLovin, Ubiquiti and GeneDx Holdings. Novo Nordisk A/S-ADR incurred a loss in excess of $2 million.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Market Cycle Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,160	$10,138
Dec-2016	$8,108	$11,351
Dec-2017	$7,076	$13,829
Dec-2018	$7,698	$13,223
Dec-2019	$6,246	$17,386
Dec-2020	$7,153	$20,585
Dec-2021	$7,136	$26,494
Dec-2022	$8,373	$21,696
Dec-2023	$7,400	$27,399
Dec-2024	$6,882	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	-7.01%	1.96%	-3.67%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 291,176,565	$ 291,176,565
Holdings Count | Holding	211	211
Advisory Fees Paid, Amount	$ 1,338,045
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$291,176,565 Number of Portfolio Holdings211 Advisory Fee (net of waivers)$1,338,045 Portfolio Turnover183%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	47.9%
Common Stocks	105.7%

As of December 31, 2024, 98.1% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
Campbell Soup Company	2.0%
Colgate-Palmolive Company	2.0%
Verizon Communications, Inc.	1.9%
Novo Nordisk A/S - ADR	1.8%
QUALCOMM, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.3%
General Mills, Inc.	1.3%
Amgen, Inc.	1.3%
NRG Energy, Inc.	1.2%
DaVita, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2024, the Fund changed its name from the Hussman Strategic Growth Fund to the Hussman Strategic Market Cycle Fund.
C000212809
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Allocation Fund
Trading Symbol	HSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, the total return of the Fund was 2.27%, reflecting positive returns in both the Fund’s fixed income and hedged equity components.

Short-term Treasury bill yields declined to 4.28%, while 10-year Treasury bond yields increased to 4.57%. The Fund gradually increased its exposure to longer-maturity bonds during this period, with an average duration in the range of 6-8 years in the fixed-income portion of the Fund’s portfolio holdings. We increasingly view long-term interest rates as adequate relative to historically informative benchmarks that consider competing yields, inflation pressures, and economic activity.

The Advisor continues to believe the U.S. stock market is tracing out the extended peak of the third great speculative bubble in U.S. history. During the semi-annual period ended December 31, 2024, our most reliable equity market valuation measures reached the steepest extreme on record, exceeding levels observed at the 1929 and 2000 peaks. Amid extreme valuations and divergent market behavior, the Fund maintained a defensively hedged investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The following equity holdings achieved gains in excess of $100,000 during the six months ended December 31, 2024: IonQ, AppLovin, Ubiquiti and GeneDx Holdings. Novo Nordisk A/S-ADR incurred a loss in excess of $100,000

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Dec-2019	$9,933	$9,967	$10,751	$11,337
Dec-2020	$11,047	$10,715	$12,536	$13,423
Dec-2021	$11,845	$10,550	$14,432	$17,276
Dec-2022	$12,368	$9,177	$12,000	$14,147
Dec-2023	$12,449	$9,685	$14,208	$17,866
Dec-2024	$12,666	$9,806	$16,364	$22,336

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	1.74%	4.98%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	-0.37%
Bloomberg US EQ:FI 60:40 Index	15.17%	8.76%	9.65%
S&P 500® Index	25.02%	14.53%	16.22%

Performance Inception Date		Aug. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 26,330,592	$ 26,330,592
Holdings Count | Holding	217	217
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,330,592 Number of Portfolio Holdings217 Advisory Fee (net of waivers)$0 Portfolio Turnover187%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	25.1%
U.S. Treasury Obligations	34.3%
Common Stocks	59.2%

As of December 31, 2024, 90.4% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 11/15/34	18.5%
U.S. Treasury Notes, 3.875%, due 08/15/34	9.0%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.9%
U.S. Treasury Inflation-Protected Notes, 2.125%, due 02/15/54	1.8%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.5%
U.S. Treasury Notes, 3.000%, due 05/15/47	1.4%
Campbell Soup Company	1.1%
Colgate-Palmolive Company	1.1%
Verizon Communications, Inc.	1.1%
Novo Nordisk A/S - ADR	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000004199
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Total Return Fund
Trading Symbol	HSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, the Fund benefited from both the fixed income and equity components of its investment portfolio, with a total return of 3.27% for the period.

Short-term Treasury bill yields declined to 4.28%, while 10-year Treasury bond yields increased to 4.57%. The Fund held positions in Treasury securities across the maturity spectrum, gradually increasing its exposure to longer-maturity bonds during this period, with an average duration between 6-8 years. We increasingly view long-term interest rates as adequate relative to historically informative benchmarks that consider competing yields, inflation pressures, and economic activity.

The Fund held varying exposure in the stocks of companies in the precious metals industry during this period, ranging between 5-20% of net assets. The Fund reduced its exposure to these shares amid upward pressure on real and nominal interest rates during late-2024, and held relatively small exposures in shares of companies in the utility and energy industries.

The Fund has outperformed its benchmark, the Bloomberg U.S. Aggregate Total Return Index, for the past 1, 3, 5, 7, and 10 years, and since the Fund’s inception on September 12, 2002. Its investment stance is expected to change in response to shifts in observable market conditions.

The following holdings achieved portfolio gains in excess of $250,000 during the six months ended December 31, 2024: Agnico Eagle Mines, Alamos Gold, B2Gold, Pan American Silver, Kinross Gold, Royal Gold and two U.S. Treasury Notes maturing in 2025 and 2031. Vital Energy and two U.S. Treasury Notes maturing in 2034 and 2054 incurred losses in excess of $250,000.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,899	$10,055
Dec-2016	$10,694	$10,321
Dec-2017	$10,824	$10,687
Dec-2018	$10,984	$10,688
Dec-2019	$12,238	$11,620
Dec-2020	$13,640	$12,492
Dec-2021	$13,805	$12,299
Dec-2022	$12,945	$10,699
Dec-2023	$13,726	$11,291
Dec-2024	$14,558	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	6.06%	3.53%	3.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 179,745,903	$ 179,745,903
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 380,701
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$179,745,903 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$380,701 Portfolio Turnover135%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	1.1%
Money Market Funds	5.4%
Common Stocks	6.0%
U.S. Treasury Obligations	87.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 11/15/34	27.1%
U.S. Treasury Notes, 3.875%, due 08/15/34	26.3%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	8.3%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	6.2%
U.S. Treasury Notes, 2.125%, due 05/31/26	5.4%
U.S. Treasury Notes, 1.500%, due 08/15/26	5.3%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.7%
U.S. Treasury Inflation-Protected Notes, 2.125%, due 02/15/54	2.7%
U.S. Treasury Notes, 3.000%, due 05/15/47	2.1%
Barrick Gold Corporation	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.